PREPAYMENTS AND OTHER CURRENT ASSETS - Allowance for credit losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Balance at beginning of the year	¥ (54,323)	$ (7,651)	¥ (33,746)	¥ (12,196)
Additions	(77,293)	(10,886)	(31,358)	(21,550)
Writeoffs	16,141	2,273	10,781
Balance at end of the year	¥ (115,475)	$ (16,264)	¥ (54,323)	¥ (33,746)